INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018
Inventories [Abstract]
Raw materials and spare parts inventories	$ 152,584	$ 151,600
Work in progress	75,535	67,903
Finished goods	823,933	720,526
Inventories, total	$ 1,052,052	$ 940,029